RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about right-of-use assets [Table Text Block]
	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2020	$955	$195	$1,150

Additions during the year:
New leases	-	107	107
Currency translation adjustments	50	12	62
Disposals during the year:
Termination of leases	-	(73)	(73)

Balance as of December 31, 2020	1,005	241	1,246

Additions during the year:
New leases	1,408	270	1,678
Initial consolidations	16,956	23	16,979
Currency translation adjustments	145	12	157

Balance as of December 31, 2021	19,514	546	20,060

Accumulated depreciation:
Balance as of January 1, 2020	-	-	-

Additions during the year:
Depreciation and amortization	$80	$47	$127
Currency translation adjustments	107	102	209
Disposals during the year:	7	3	10
Termination of leases	-	(35)	(35)

Balance as of December 31, 2020	194	117	311

Additions during the year:
Depreciation and amortization	1,438	112	1,550
Currency translation adjustments	27	10	37

Balance as of December 31, 2021	1,659	239	1,898

Depreciated cost at December 31, 2021	$17,855	$307	$18,162
Depreciated cost at December 31, 2020	$811	$124	$935